Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets
4)	The amounts included in the consolidated balance sheets arising from the Group’s obligation in respect of its defined benefit plans excluding those for executive managers were as follows:

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Present value of the defined benefit obligation	$10,123,897	$11,431,170	$364,398
Fair value of the plan assets	(7,254,310)	(7,819,145)	(249,255)

Net defined benefit liabilities	2,869,587	3,612,025	115,143
Recorded under other payables	(18,622)	(19,057)	(608)
Recorded under other non-current assets	164,176	342,046	10,904

Recorded under net defined benefit liabilities	$3,015,141	$3,935,014	$125,439

Summary of Movements in Net Defined Benefit Liability (Asset)
Movements in net defined benefit liabilities were as follows:

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$

Balance at January 1, 2023	$10,261,997	$(6,477,877)	$3,784,120

Service cost
Current service cost	126,956	-	126,956
Past service cost and loss on settlements	1,194	-	1,194
Net interest expense (income)	236,102	(173,994)	62,108
Other termination benefit cost	7,822	-	7,822

Recognized in profit or loss	372,074	(173,994)	198,080

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(9,327)	(9,327)
Actuarial (gain) loss
Changes in financial assumptions	391,077	-	391,077
Experience adjustments	(309,843)	-	(309,843)
Changes in demographic assumptions	(6,476)	-	(6,476)

Recognized in other comprehensive income	74,758	(9,327)	65,431

Contributions from the employer	-	(597,870)	(597,870)
Benefits paid from
the pension fund	(615,377)	609,975	(5,402)
the Group	(79,659)	-	(79,659)
Liabilities extinguished on settlements	(2,830)	-	(2,830)
Liabilities assumed in a business combination (Note 29)	204,975	-	204,975
Exchange differences on foreign plans	(14,144)	32,035	17,891

Balance at December 31, 2023	10,201,794	(6,617,058)	3,584,736

Service cost
Current service cost	139,168	-	139,168
Past service cost and loss on settlements	274	-	274
Net interest expense (income)	205,562	(144,003)	61,559

Recognized in profit or loss	345,004	(144,003)	201,001

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(437,258)	(437,258)
Actuarial (gain) loss
Changes in financial assumptions	(46,189)	-	(46,189)
Experience adjustments	249,911	-	249,911

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$

Changes in demographic assumptions	$(16,009)	$-	$(16,009)

Recognized in other comprehensive income	187,713	(437,258)	(249,545)

Contributions from the employer	-	(646,687)	(646,687)
Benefits paid from
the pension fund	(539,124)	539,124	-
the Group	(124,601)	-	(124,601)
Liabilities extinguished on settlements	(5,836)	566	(5,270)
Liabilities assumed in a business combination (Note 29)	158,053	-	158,053
Exchange differences on foreign plans	(99,106)	51,006	(48,100)

Balance at December 31, 2024	$10,123,897	$(7,254,310)	$2,869,587

Service cost
Current service cost	131,232	-	131,232
Past service cost and loss on settlements	5,412	-	5,412
Net interest expense (income)	217,768	(157,517)	60,251

Recognized in profit or loss	354,412	(157,517)	196,895

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(379,292)	(379,292)
Actuarial (gain) loss
Changes in financial assumptions	47,483	-	47,483
Experience adjustments	1,579,901	-	1,579,901
Changes in demographic assumptions	(7,700)	-	(7,700)

Recognized in other comprehensive income	1,619,684	(379,292)	1,240,392

Contributions from the employer	-	(584,566)	(584,566)
Benefits paid from
the pension fund	(610,507)	610,507	-
the Group	(76,194)	-	(76,194)
Liabilities extinguished on settlements	(4,307)	-	(4,307)
Exchange differences on foreign plans	24,185	(53,967)	(29,782)

Balance at December 31, 2025	$11,431,170	$(7,819,145)	$3,612,025

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at December 31, 2024	$322,725	$(231,249)	$91,476

Service cost
Current service cost	4,183	-	4,183
Past service cost and loss on settlements	173	-	173
Net interest expense (income)	6,942	(5,021)	1,921

Recognized in profit or loss	11,298	(5,021)	6,277

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(12,091)	(12,091)
Actuarial (gain) loss
Changes in financial assumptions	1,514	-	1,514
Experience adjustments	50,363	-	50,363
Changes in demographic assumptions	(246)	-	(246)

Recognized in other comprehensive income	51,631	(12,091)	39,540

Contributions from the employer	-	(18,635)	(18,635)
Benefits paid from
the pension fund	(19,461)	19,461	-
the Group	(2,429)	-	(2,429)

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Liabilities extinguished on settlements	$(137)	$-	$(137)
Exchange differences on foreign plans	771	(1,720)	(949)

Balance at December 31, 2025	$364,398	$(249,255)	$115,143

Summary of Fair Value of the Plan Assets by Major Categories
5)	The fair value of the plan assets by major categories at each balance sheet date was as follows:

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Cash	$2,394,070	$2,409,488	$76,809
Equity instruments	3,305,989	3,810,844	121,480
Debt instruments	1,246,361	1,370,940	43,702
Others	307,890	227,873	7,264

Total	$7,254,310	$7,819,145	$249,255

Summary of Key Assumptions Used for the Actuarial Valuations
8)
The present value of the defined benefit obligation and the related current service cost and past service cost were measured using the Projected Unit Credit Method. Except the pension plans for executive managers, the key assumptions used for the actuarial valuations were as follow:

	December 31
	2024	2025

Discount rates (%)	0.81-6.50	1.08-6.15
Expected rates of salary increase (%)	1.00-5.00	1.00-5.00

Summary of Sensitivity Analysis on Defined Obligations

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Discount rate
0.5% higher	$(641,795)	$(739,299)	$(23,567)

0.5% lower	$687,690	$794,986	$25,342

Expected rates of salary increase
0.5% higher	$646,395	$757,187	$24,137

0.5% lower	$(607,402)	$(707,930)	$(22,567)

Summary of Maturity Analysis of Undiscounted Pension Benefit
9)	Maturity analysis of undiscounted pension benefit

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

No later than 1 year	$677,634	$760,181	$24,233
Later than 1 year but not later than 5 years	2,870,872	2,931,962	93,464
Later than 5 years	9,579,301	13,133,817	418,674

	$13,127,807	$16,825,960	$536,371